Equity (Details Narrative) - USD ($)						1 Months Ended
	Apr. 03, 2023	Aug. 05, 2022	Mar. 08, 2022	Sep. 01, 2021	Jul. 27, 2020	Jul. 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Mar. 03, 2023	May 29, 2020	Apr. 22, 2020
Subsidiary, Sale of Stock [Line Items]
Authorized share capital										$ 100,000	$ 75,000
Ordinary shares, authorized							500,000,000	500,000,000		500,000,000	500,000,000
Ordinary shares par value per share	$ 0.0002						$ 0.0002	$ 0.0002		$ 0.0002	$ 0.00015
Ordinary shares outstanding				14,900,000			15,449,451	14,900,000		9,000,000	12,000,000
Ordinary shares issued	549,451			2,900,000
Stock price									$ 1.82
Issuance of ordinary shares for acquisition of new subsidiary, shares		791,667
Original prinicipal amount									$ 1,000,000
Annual interest rate									7.00%
Conversion price per share	$ 1.82								$ 1.82
Conversion amount	$ 1,000,000
Number of warrants issued						150,000
Warrants to purchase ordinary shares						150,000
Exercise price of warrants						$ 6.00
Number of warrants issued			$ 10,000,000
Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 1.80
Exercise price of warrants			$ 4,000,000
Scenario Two [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 2.50
Exercise price of warrants			$ 7,000,000
Scenario Three [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 3.00
Exercise price of warrants			$ 10,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares par value per share					$ 0.0002
Ordinary shares outstanding					12,000,000
Ordinary shares issued					3,000,000
Stock price					$ 5.00